TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Schedule of Trade and Other Payables
	As of December 31,
	2023	2022
	U.S. dollars (in thousands)

Accrued expenses	8,977	7,076
Trade payables	9,481	7,689
Other payables	1,985	1,277
	20,443	16,042